Cover	May 07, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SUNSHINE BIOPHARMA INC.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false